Other Account Payables - Schedule of Other Account Payables (Details) - ILS (₪)	Dec. 31, 2025	Dec. 31, 2024
Other Account Payables [Abstract]
Other payables and accrued expenses	₪ 490,000	₪ 987,627
Including to a shareholder	₪ 420,000	₪ 840,000